Stock-Based Compensation (FY) (Details) - Stock Option	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted average expected life in years	5 years	5 years
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Minimum
Weighted average risk free interest rate	1.54%	2.84%
Weighted average volatility	131.00%	134.00%
Maximum
Weighted average risk free interest rate	2.15%	3.21%
Weighted average volatility	189.00%	144.00%